Share Capital - Shares for Business Combinations, Asset Acquisitions and Strategic Investments (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	431,325,634	78,769,707
Share capital	$ 3,060,894	$ 825,085
Capcium
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,144,481
Share capital		$ 10,770
MedReleaf Corp. (“MedReleaf”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	370,120,238
Share capital	$ 2,568,634
Anandia Laboratories Inc. (“Anandia”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	12,716,482
Share capital	$ 78,588
Agropro/Borela
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	440,858
Share capital	$ 3,641
ICC Labs Inc. (“ICC”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	31,904,668
Share capital	$ 255,237
Whistler Medical Marijuana Corporation (Whistler)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	13,667,933
Share capital	$ 132,852
Immaterial acquisitions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	268,508
Share capital	$ 2,101
Acquisition of intangible asset
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,366,371
Share capital	$ 9,841
BCNL UCI
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		89,107
Share capital		$ 248
CanniMed Therapeutics Inc. (“CanniMed”)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		72,746,846
Share capital		$ 798,784
H2
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		4,789,273
Share capital		$ 15,283
Marketable securities designated at FVTOCI | Investment in EnWave
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	840,576
Share capital	$ 10,000